Investment Objectives and Goals	Feb. 27, 2026
BondBloxx USD High Yield Bond Industrial Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND INDUSTRIAL SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Industrial Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the industrial sector.

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND TELECOM, MEDIA & TECHNOLOGY SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the telecommunications, media and technology sector.

BondBloxx USD High Yield Bond Healthcare Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND HEALTHCARE SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Healthcare Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the healthcare sector.

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND FINANCIAL & REIT SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Financial & REIT Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the financial and REIT sector.

BondBloxx USD High Yield Bond Energy Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND ENERGY SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx USD High Yield Bond Energy Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the energy sector.
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND CONSUMER CYCLICALS SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer cyclicals sector.

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND CONSUMER NON-CYCLICALS SECTOR ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer non-cyclicals sector.

BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX USD HIGH YIELD BOND SECTOR ROTATION ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx USD High Yield Bond Sector Rotation ETF (the “Fund”) seeks to provide total return by primarily investing its assets in U.S. dollar-denominated, high yield corporate bonds in the various sectors of the fixed income securities market through other exchange-traded funds (“ETFs”).

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BB RATED USD HIGH YIELD CORPORATE BOND ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx BB Rated USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BB (or its equivalent) fixed rate U.S. dollar-denominated, high yield corporate bonds.

BondBloxx B Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX B RATED USD HIGH YIELD CORPORATE BOND ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx B Rated USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of B (or its equivalent) fixed rate U.S. dollar-denominated, high yield corporate bonds.

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX CCC RATED USD HIGH YIELD CORPORATE BOND ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx CCC Rated USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of CCC (or its equivalent) fixed rate U.S. dollar-denominated, high yield corporate bonds.

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX JP MORGAN USD EMERGING MARKETS 1-10 YEAR BOND ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated emerging market bonds with an average life of below 10 years.

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BLOOMBERG SIX MONTH TARGET DURATION US TREASURY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx Bloomberg Six Month Target Duration US Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 1 and 12 months.

BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BLOOMBERG ONE YEAR TARGET DURATION US TREASURY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx Bloomberg One Year Target Duration US Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 6 and 18 months.

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BLOOMBERG TWO YEAR TARGET DURATION US TREASURY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx Bloomberg Two Year Target Duration US Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 1 and 3 years.

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BLOOMBERG THREE YEAR TARGET DURATION US TREASURY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx Bloomberg Three Year Target Duration US Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 2 and 4 years.

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BLOOMBERG FIVE YEAR TARGET DURATION US TREASURY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx Bloomberg Five Year Target Duration US Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 4 and 6 years.

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BLOOMBERG SEVEN YEAR TARGET DURATION US TREASURY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 5 and 9 years.

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BLOOMBERG TEN YEAR TARGET DURATION US TREASURY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 6 and 14 years.

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BLOOMBERG TWENTY YEAR TARGET DURATION US TREASURY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury securities with a duration of 20 years.
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BBB RATED 1-5 YEAR CORPORATE BOND ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx BBB Rated 1-5 Year Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to one year and less than five years.

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BBB RATED 5-10 YEAR CORPORATE BOND ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx BBB Rated 5-10 Year Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to five years and less than ten years.

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX BBB RATED 10+ YEAR CORPORATE BOND ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The BondBloxx BBB Rated 10+ Year Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to ten years.

BondBloxx IR+M Tax-Aware Short Duration ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX IR+M TAX-AWARE SHORT DURATION ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx IR+M Tax-Aware Short Duration ETF (the “Fund”) seeks attractive after-tax income, consistent with preservation of capital.
BondBloxx IR+M Tax-Aware Intermediate Duration ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX IR+M TAX-AWARE INTERMEDIATE DURATION ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx IR+M Tax-Aware Intermediate Duration ETF (the “Fund”) seeks attractive after-tax income, consistent with preservation of capital.
BondBloxx IR+M Tax-Aware ETF for California Residents
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX IR+M TAX-AWARE ETF FOR CALIFORNIA RESIDENTS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx IR+M Tax-Aware ETF for California Residents (the “Fund”) seeks attractive after-tax income for California residents, consistent with preservation of capital.
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX IR+M TAX-AWARE ETF FOR MASSACHUSETTS RESIDENTS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents (the “Fund”) seeks attractive after-tax income for Massachusetts residents, consistent with preservation of capital.
BondBloxx IR+M Tax-Aware ETF for New York Residents
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX IR+M TAX-AWARE ETF FOR NEW YORK RESIDENTS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx IR+M Tax-Aware ETF for New York Residents (the “Fund”) seeks attractive after-tax income for New York residents, consistent with preservation of capital.
BondBloxx Private Credit CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX PRIVATE CREDIT CLO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx Private Credit CLO ETF (the “Fund”) seeks capital preservation and current income.